CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
REVENUES:
Total revenues	$ 464		$ 451		$ 1,367		$ 1,314		$ 1,701		$ 1,652		$ 1,538
OPERATING EXPENSES:
Other operating expenses	68	[1]	103	[1]	226	[1]	257	[1]	329	[2]	313	[2]	378	[2]
Provision for depreciation	88		82		262		239		321		291		263
Amortization of regulatory assets, net	1		1		4		4		6		6		6
General taxes	73		70		220		209		279		256		247
Total operating expenses	230		256		712		709		935		866		894
OPERATING INCOME	234		195		655		605		766		786		644
OTHER INCOME (EXPENSE):
Miscellaneous income (expense), net	(1)		4		1		5		4		2		2
Pension and OPEB mark-to-market adjustment									7		(31)		(11)
Capitalized financing costs	23		15		57		41		57		38		36
Total other expense	(56)		(47)		(159)		(148)		(193)		(212)		(180)
INCOME BEFORE INCOME TAXES (BENEFITS)	178		148		496		457		573		574		464
INCOME TAXES (BENEFITS)	(24)		37		48		133		162		136		111
NET INCOME	202		111		448		324		411		438		353
Income attributable to noncontrolling interest	21		17		58		52		69		69		59
EARNINGS ATTRIBUTABLE TO FIRSTENERGY TRANSMISSION, LLC	181		94		390		272		342		369		294
Non-affiliates
REVENUES:
Total revenues	460		447		1,354		1,301		1,684		1,636		1,523
OTHER INCOME (EXPENSE):
Interest expense	(81)		(70)		(227)		(194)		(266)		(220)		(207)
Affiliates
REVENUES:
Total revenues	4		4		13		13		17		16		15
OPERATING EXPENSES:
Other operating expenses	46		58		143		149		365		350		297
OTHER INCOME (EXPENSE):
Interest income from affiliates	3		4		12		7		12		16		49
Pension and OPEB mark-to-market adjustment									7		(31)		(11)
Interest expense	$ 0		$ 0		$ (2)		$ (7)		$ (7)		$ (17)		$ (49)

[1]	Includes affiliated operating expenses of $46 million and $58 million for the three months ended September 30, 2025 and 2024, respectively, and $143 million and $149 million for the nine months ended September 30, 2025 and 2024, respectively.
[2]	Includes $365 million, $350 million and $297 million for the years ended December 31, 2024, 2023 and 2022, respectively, of costs from affiliates, certain of which are subject to capitalization.